Cover	Aug. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2021
Entity File Number	001-39660
Entity Registrant Name	Ajax I
Entity Central Index Key	0001824963
Entity Tax Identification Number	98-1554459
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	667 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	(212)
Local Phone Number	655-2685
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	AJAX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false